Average Annual Total Returns (Vanguard Morgan Growth Fund)	12 Months Ended
Sep. 30, 2014
Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.95%
Five Years	14.76%
Ten Years	7.90%
Inception Date	Dec. 31, 1968
Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.13%
Five Years	14.93%
Ten Years	8.07%
Inception Date	May 14, 2001
Return After Taxes on Distributions | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.88%
Five Years	13.80%
Ten Years	7.18%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	8.27%
Five Years	11.82%
Ten Years	6.36%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.44%
Five Years	15.89%
Ten Years	8.50%
Russell 3000 Growth Index | Vanguard Morgan Growth Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	12.44%
Five Years	15.89%
Ten Years	8.50%